UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2017

Investment Portfolio                                                                                             as of May 31, 2017 (Unaudited)

Deutsche Multi-Asset Conservative Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 22.9%
Deutsche Core Equity Fund "Institutional" (a)	588,037	15,383,061
Deutsche European Equity Fund "Institutional"* (a)	334,636	3,851,665
Deutsche Small Cap Core Fund "S" (a)	77,063	2,287,237
Total Equity - Equity Funds (Cost $13,828,474)		21,521,963
Equity - Exchange-Traded Funds 3.3%
iShares MSCI Japan ETF	18,672	995,031
iShares MSCI Pacific ex Japan ETF	47,300	2,092,079
Total Equity - Exchange-Traded Funds (Cost $2,784,939)		3,087,110
Fixed Income - Bond Funds 45.8%
Deutsche Core Plus Income Fund "Institutional" (a)	1,682,475	18,137,077
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	90,375	1,007,683
Deutsche Enhanced Global Bond Fund "S" (a)	207,893	1,912,617
Deutsche Global High Income Fund "Institutional" (a)	455,275	3,127,741
Deutsche Global Inflation Fund "Institutional"* (a)	453,024	4,611,783
Deutsche High Income Fund "Institutional" (a)	221,447	1,060,730
Deutsche U.S. Bond Index Fund "Institutional" (a)	1,379,499	13,174,217
Total Fixed Income - Bond Funds (Cost $42,693,620)		43,031,848
Fixed Income - Exchange-Traded Funds 21.9%
iShares Core U.S. Aggregate Bond ETF	146,500	16,079,840
VanEck Vectors JPMorgan EM Local Currency Bond ETF	238,580	4,504,390
Total Fixed Income - Exchange-Traded Funds (Cost $20,799,625)		20,584,230
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 0.8%
U.S. Treasury Bills:
0.56% **, 6/1/2017 (b)	394,000	394,000
0.59% **, 8/10/2017 (b)	367,000	366,348
Total Short-Term U.S. Treasury Obligations (Cost $760,579)		760,348
	Shares	Value ($)
Fixed Income - Money Market Fund 3.4%
Deutsche Central Cash Management Government Fund, 0.85% (a) (c) (Cost $3,191,204)	3,191,204	3,191,204
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $84,058,441) †	98.1	92,176,703
Other Assets and Liabilities, Net	1.9	1,783,303
Net Assets	100.0	93,960,006

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $84,512,305. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $7,664,398. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,748,150 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,083,752.
*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	At May 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	The rate shown is the annualized seven-day yield at period end.

EM: Emerging Markets
MSCI: Morgan Stanley Capital International
At May 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Mini MSCI Emerging Market Index	USD	6/16/2017	55	2,760,450	92,326
S&P 500 E-Mini Index	USD	6/16/2017	113	13,622,715	270,978
Total unrealized appreciation					363,304

Currency Abbreviation
USD	United States Dollar

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended May 31, 2017 are as follows:

Affiliate	Value ($) at August 31, 2016	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at May 31, 2017
Deutsche Core Equity Fund	14,660,617	974,344	1,230,300	25,662	154,361	819,983	15,383,061
Deutsche Core Plus Income Fund	19,381,294	391,498	1,489,100	1,874	391,498	—	18,137,077
Deutsche Enhanced Commodity Strategy Fund	1,101,082	76,573	88,800	(27,384)	76,573	—	1,007,683
Deutsche Enhanced Global Bond Fund	2,061,157	35,534	157,700	(18,378)	35,534	—	1,912,617
Deutsche European Equity Fund	3,465,136	—	289,100	(11,849)	—	—	3,851,665
Deutsche Global High Income Fund	3,189,207	119,751	255,000	9,998	120,011	—	3,127,741
Deutsche Global Inflation Fund	5,034,696	—	383,000	(6,148)	—	—	4,611,783
Deutsche High Income Fund	1,079,665	45,247	86,800	368	45,247	—	1,060,730
Deutsche Small Cap Core Fund	2,230,863	14,629	192,700	60,977	14,629	—	2,287,237
Deutsche U.S. Bond Index Fund	14,387,326	355,066	1,089,900	(19,953)	281,835	73,532	13,174,217
Deutsche Central Cash Management Government Fund	3,531,127	16,414,085	16,754,008	—	12,228	—	3,191,204
Total	70,122,170	18,426,727	22,016,408	15,167	1,131,916	893,515	67,745,015

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$21,521,963	$—	$—	$21,521,963
Equity - Exchange-Traded Funds	3,087,110	—	—	3,087,110
Fixed Income - Bond Funds	43,031,848	—	—	43,031,848
Fixed Income - Exchange-Traded Funds	20,584,230	—	—	20,584,230
Short-Term U.S. Treasury Obligations	—	760,348	—	760,348
Money Market Fund	3,191,204	—	—	3,191,204
Derivatives (d)
Futures Contracts	363,304	—	—	363,304
Total	$91,779,659	$760,348	$—	$92,540,007

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 363,304

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Asset Conservative Allocation Fund, a series of Deutsche Asset Allocation Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 21, 2017